VIA EDGAR

September 11, 2014

Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, DC 20549

RE:	PSP Family of Funds (the “Trust”) (File Nos. 333-148558 and 811-22164) on behalf of the PSP Multi-Manager Fund (the “Fund”), a series of the Trust

Ladies and Gentlemen:

We are electronically filing via EDGAR, pursuant to Rule 14a-6(a) under the Securities Exchange Act of 1934, preliminary copies of proxy materials, including a Shareholder Letter, Notice of Special Meeting, Proxy Statement and form of Proxy, to be furnished to shareholders of the Fund in connection with a Special Meeting of Shareholders to be held on a date to be determined in October 2014.

If you have any questions or comments, please contact the undersigned at 336-607-7512.  Thank you for your consideration.

Sincerely,

/s/ Jeffrey T. Skinner

Jeffrey T. Skinner